Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock authorized		12,550,441
Convertible preferred stock issued		8,048,573
Convertible preferred stock outstanding		8,048,573
Aggregate liquidation preference (in Dollars)		$ 222,345
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	18,858,216
Common stock, shares outstanding	34,284,298	3,335,864
Common stock, shares issued	34,284,298	3,335,864